CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 6:-	CONVERTIBLE NOTES

a.
From 2014 until 2019, the Company issued convertible notes in the total principal amount of $4,417 to existing shareholders. The Company recorded interest expense amounting to $271 and $379 for the years ended December 31, 2020 and 2019, respectively.

Concurrent with the closing of the IPO, all of the Company’s convertible notes (inclusive of accrued interest on all outstanding notes) were converted into 2,415,022 units (consisting of one Ordinary Share and one warrant to purchase one Ordinary Share).

b.
In August and December 2019, the Company issued 14.2 units of convertible notes (the “2019 Convertible Notes”) and warrants. Each unit consisted of one convertible note and one warrant. In consideration for the units issued the Company received a total amount of $1,420 (representing a consideration of $100 per unit), after giving effect to a 10% discount.

On September 3, 2020, upon consummation of the IPO, the outstanding balance of the 2019 Convertible Notes was converted into 312,170 units, each consisting of one Ordinary Share and one warrant to purchase one Ordinary Share, exercisable immediately, at an exercise price of $8.80 and with an expiry date of 5 years from the IPO closing date. Additionally, on the IPO consummation date, the amount and exercise price of the warrants originally granted in August and December 2019, was fixed at 297,589 warrants and at an exercise price of $6.72, each exercisable into a single unit (refer to Note 1(c)), consisting of one Ordinary Share and one warrant to purchase one Ordinary Shares, exercisable through September 3, 2025, at an exercise price of $8.80. Accordingly, since the warrants met the criteria of equity classification, the respective derivative warrant liability, was classified in equity (refer to note 5).

c.
On December 9, 2019, in connection with the 2019 Convertible Notes, the Company issued to the placement agent in the offering described above warrants (the “Agents' Warrants”) to purchase an aggregate of 55,785 Ordinary Shares, or units (refer to Note 6(b)), at an exercise price of $6.72 per unit. Each unit consists of one ordinary share and one warrant to purchase one Ordinary Share, exercisable through September 3, 2025, at an exercise price of $8.80. The Agents' Warrants expire on December 8, 2024.

As a result of the issuance of the Agents' Warrants, the Company recorded a discount on the convertible note, which was amortized as financial expense amounting to $65 for the year ended December 31, 2020.